Loans and borrowings - Summary of Senior Secured Net Leverage Ratio on Excess Cash Flow (Detail) - Senior Secured Term Loan Facility And Multicurrecny Revolving Credit Facility [Member] - Senior Facilities Agreement [Member]
	Dec. 31, 2021	Dec. 31, 2020
Greater than 5.00:1
Disclosure In Tabular Form Of Prepayments As A Percentage Of Excess Cash Flow [Line Items]
Prepayment As A Percentage Of Excess Cash Flow	50.00%	50.00%
Equal to or less than 5.00:1 but greater than 4.50:1
Disclosure In Tabular Form Of Prepayments As A Percentage Of Excess Cash Flow [Line Items]
Prepayment As A Percentage Of Excess Cash Flow	25.00%	25.00%
Equal to or less than 4.50:1
Disclosure In Tabular Form Of Prepayments As A Percentage Of Excess Cash Flow [Line Items]
Prepayment As A Percentage Of Excess Cash Flow	0.00%	0.00%